PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
401(k) Plan
DESCRIPTION OF PLAN
PLAN TERMINATION

NOTE 4 - PLAN TERMINATION

Although it has not expressed any intent to do so, McDonald’s Corporation has the right under the Plan to discontinue its contributions at any time and the Company may terminate the Plan subject to the provisions of ERISA.